Warrants Issued in Private Placement	12 Months Ended
Jul. 31, 2012
Warrants Issued In Private Placement Disclosure [Abstract]
WARRANTS ISSUED IN PRIVATE PLACEMENT

6.  WARRANTS ISSUED IN PRIVATE PLACEMENT

On March 26, 2012, the initial investors and the underwriters purchased the Placement Warrants at a price of $0.75 per warrant, for an aggregate purchase price of $2,450,000 to the Company.  The Placement Warrants are identical to the Warrants sold as part of the Units in the Public Offering except that, so long as they are held by our initial investors, the underwriters or their permitted transferees, (1) they will not be redeemable by the Company and (2) they (including the Ordinary Shares issuable upon exercise of the Placement Warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the initial investors or the underwriters until 30 days after the completion of an initial Business Combination.  Additionally, for so long as they are held by the initial investors, the underwriters or their permitted transferees, the Placement Warrants may not be exercised after March 20, 2017. If the Company does not complete its initial Business Combination within 15 months from the closing of the Public Offering (or 18 months from the closing of the Public Offering, if the Company has entered into a definitive agreement for, but have not yet consummated, an initial business combination with a target business within such 15 month period), then the proceeds from the sale of the Placement Warrants will be part of the liquidating distribution to the public shareholders and the Placement Warrants issued to the initial investors and the underwriters will expire worthless.

After its initial Business Combination, the Company will treat all if its outstanding warrants as a liability due to the cash settlement provisions provided in the Warrant Agreement.  ASC 815-40-55-2 indicates that an event that causes a change of control of an issuer is not within the issuer's control and, therefore, a contract that requires net-cash settlement upon a change in control must be classified as an asset or liability. Management cannot accurately estimate what the cash settlement will be, or if an initial Business Combination will take place, but the expense and cash payment may be material.

In the event of a Fundamental Transaction (as defined in the Warrant Agreement), which can only happen after a Business Combination, at the request of the holder delivered at any time through the date that is 30 days after the public disclosure of the consummation of such Fundamental Transaction by the Company pursuant to a report on Form 6-K filed with the SEC, the Company (or the successor entity to the Company) shall purchase the Warrant from the holder by paying to the holder, within five trading days after such request, cash in an amount equal to the Black-Scholes Value of the remaining unexercised portion of the Warrant on the date of such Fundamental Transaction. Any holder that receives cash pursuant to the immediately preceding sentence shall not receive any Alternate Consideration (as defined in the Warrant Agreement) from such transaction. For the forgoing purposes, the “Black-Scholes Value” means the value of the Warrant based on the Black-Scholes Option Pricing Model obtained from the “OV” function on Bloomberg using (i) a price per Ordinary Share equal to the closing sale price of the Ordinary Shares for the trading day immediately preceding the date of consummation of the applicable Fundamental Transaction, (ii) a risk-free interest rate corresponding to the U.S. Treasury rate for a period equal to the remaining term of this Warrant as of such date of request, (iii) an expected volatility equal to the greater of (A) forty percent (40%) and (B) the 30-day volatility obtained from the HVT function on Bloomberg determined as of the trading day immediately following the announcement of the Fundamental Transaction, (iv) a “Style” of “Warrant” and (v) a “Warrant type” of “Capped” where “Call cap” equals $16.50.

The investor and underwriter warrants (including the Ordinary Shares issuable upon exercise of such warrants) will not be transferable, assignable or salable until 30 days after the completion of the Business Combination, and they will be non-redeemable so long as they are held by the investors, the underwriters (and/or their designees) or their permitted transferees. If the investor warrants or the underwriter warrants, as applicable, are held by holders other than such investors, the underwriters (and/or their designees) or their permitted transferees, such warrants will be redeemable by the Company and exercisable by the holders on the same basis as the warrants included in the Units sold in the Public Offering. The underwriter warrants are also subject to certain additional restrictions on transfer as required by FINRA.

The Company has evaluated the accounting treatment of the investor warrants and the underwriter warrants and the warrants attached to the Units. The term of the warrants satisfy the applicable requirements of FASB ASC 815-10-15, which provides guidance on identifying contracts that should not be accounted for as derivative instruments and FASB ASC 815-40-15. Accordingly, the Company intends to classify the warrants as additional paid-in capital.

The valuation of the warrants was based on comparable initial public offerings by previous blank check companies. The initial investors have agreed that the warrants purchased will not be sold or transferred until 30 days following consummation of a Business Combination, subject to certain limited exceptions. If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distribution to the public shareholders and the warrants issued to the initial investors will expire worthless. The Company classifies the private placement warrants within permanent equity as additional paid-in capital in accordance with ASC 815-40-25-13.